Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events
Subsequent Events

15. Subsequent Events

Business Combination

On November 18, 2021 (the “Closing Date”), Wejo Group Limited, an exempted company limited by shares incorporated under the laws of Bermuda, consummated the business combination (the “Business Combination”) pursuant to that certain Agreement and Plan of Merger, dated as of May 28, 2021 (the “Business Combination Agreement”) by and among Wejo Group, Virtuoso Acquisition Corp., a Delaware corporation (“Virtuoso”), Yellowstone Merger Sub, Inc., a Delaware corporation (“Merger Sub”), Wejo Bermuda Limited an exempted company limited by shares incorporated under the laws of Bermuda, (“Limited”), and the Company, a private limited company incorporated under the laws of England and Wales (“Wejo”).

The Business Combination has been accounted for as a capital reorganization whereby Wejo Group Limited became the successor to the Company. The capital reorganization was immediately followed by Wejo Group Limited acquiring Virtuoso, which was effectuated by Merger Sub merging with and into Virtuoso, with Virtuoso being the surviving entity. Wejo Group Limited’s acquisition of Virtuoso was treated as a reverse recapitalization.

Pursuant to their respective agreements, all of Wejo’s outstanding share options, warrants, and convertible loan notes were converted into shares in Wejo and the shareholders of Wejo exchanged all classes of their shares and Virtuoso exchanged all of their Class A and Class B common stock for shares in Wejo Group Limited, which became publicly listed on the NASDAQ Stock Market LLC (“NASDAQ”) as of the consummation of the Business Combination. As part of the Business Combination, the Company raised net proceeds of $178.8 million, consisting of $230.0 million cash received in the trust, less redemptions of $132.8 million, and $128.5 million, through a Private Investment in Public Entity (“PIPE”) investment, net of expenses of $46.9 million.

2021 Fixed Rate Secured Loan Notes Issuance

On October 29, 2021, the Company drew down an additional $7.5 million of fixed rate secured loan notes that bears interest at a fixed per annum rate of 9.2% until their maturity date in April 2024. The maturity may be extended for a one-year period if the Company and the noteholders holding at least 66.66% of the loan notes outstanding deliver written notice to noteholders for extension. The principal on the loan notes will be paid at maturity, or upon an early redemption. The interest payments are due monthly until the loan notes are repaid.

Apollo Agreement

On November 10, 2021, the Company entered into an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction”) with Apollo A-N Credit Fund (Delaware), L.P., Apollo Atlas Master Fund, LLC, Apollo Credit Strategies Master Fund Ltd., Apollo PPF Credit Strategies, LLC and Apollo SPAC Fund I, L.P. (collectively “Apollo”) for the purpose of purchasing up to $75.0 million of Virtuoso Class A common stock (the “VOSO Shares”) from holders of VOSO Shares, including holders who have redeemed VOSO Shares or indicated an interest in redeeming VOSO Shares. Apollo purchased $75.0 million of common stock of Virtuoso under this Forward Purchase Transaction. On November 19, 2021, Apollo was paid $75.0 million of the funds received from Virtuoso in the Business Combination that were related to the shares acquired by Apollo under the Forward Purchase Transaction (“FPT Shares”). Upon the sale, by Apollo, of any of FPT Shares, Apollo will pay the Company, a pro rata portion of the proceeds equal to the sales price of the shares, up to $10 per share, multiplied by the amount of shares sold. In addition, Wejo Group may deliver a written notice to Apollo requesting partial settlement of the transaction in certain circumstances after the six-month and one-year anniversaries of the consummation of the Business Combination.

19.  Subsequent Events

2021 Convertible Loans

Between January 2021 and April 2021, as part of the Convertible Loan Agreement (see Note 12), the Company issued additional convertible loans to investors for an aggregate principal amount of $21.0 million, including $4.8 million to General Motors. The convertible loans issued in 2021 have the same terms as the Loans issued during the year ended December 31, 2020 (see Note 12).

Fixed Rate Secured Loan Notes Issuance

In April 2021, the Company entered a loan note instrument agreement in which it issued fixed rate secured loan notes in a principal amount of $21.5 million that bears interest at a fixed per annum rate of 9.2% until its maturity date in April 2024. Pursuant to the agreement, the Company has the option to issue further notes in a principal amount of up to $21.5 million. In April 2021, the Company used $10.8 million of the proceeds to repay its outstanding debt balance and fees owed to General Motors under the credit facility (see Note 18).

Arma Partners LLP Legal Claim

In April 2021, Arma Partners LLP (“Arma”), filed a lawsuit against the Company in the Royal Courts of Justice, London, England. In the lawsuit Arma claims a declaration from the Court that Arma is entitled to remuneration arising from a successful acquisition of the Company, in the event it occurs. Arma’s claim is disputed and is being defended in its entirety. The Company is unable to estimate what, if any, liability may result from this litigation.

Agreement and Plan of Merger

On May 28, 2021, the Company entered into a definitive agreement and plan of merger (“Merger Agreement”) with Virtuoso Acquisition Corp. (“Virtuoso”). Virtuoso is a blank check company incorporated in Delaware and was formed to acquire one or more operating businesses through a business combination. Under the terms of the proposed transaction, Virtuoso and the Company will combine under a new holding company, Wejo Group Limited, which will be domiciled in Bermuda and is expected to be listed on NASDAQ under the symbol "WEJO." The transaction will be accounted for as a reverse recapitalization and the Company has been determined to be the accounting acquirer.

In May 2021, in connection with the execution of the Merger Agreement, Virtuoso entered into subscription agreements with the PIPE investors, pursuant to which such PIPE investors have agreed to purchase an aggregate of 10,000,000 shares of Wejo Group Limited common shares in a private placement at a price of $10.00 per share for an aggregate commitment of $100.0 million.

In June 2021, Virtuoso entered into additional subscription agreements with the PIPE investors to issue an additional 2,500,000 shares of Wejo Group Limited common shares in a private placement at a price of $10.00 per share for an aggregate commitment of an additional $25.0 million. The closing of the PIPE investment is contingent on conditions set forth in the Merger Agreement and other customary closing conditions.